Financial Risks - Translation Exposure (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risks
Translation exposure due to translation of earnings and net assets	kr 1,256
USD
Financial Risks
Negative impact on profit after tax and equity of transaction exposure	kr 9,979	kr 14,359	kr 1,115
Translation exposure (as a percent)	10.00%	10.00%
Positive impact on equity	kr 126
Translation exposure due to translation of foreign trade debt	15,811	kr 5,866	3,202
Negative impact on profit after tax and equity of translation exposure	kr 1,581	kr 587	320
EUR
Financial Risks
Impact of profit after tax and equity (as a percent)	10.00%	10.00%
Negative impact on profit after tax and equity of transaction exposure	kr 10,247	kr 10,246	6,006
Translation exposure (as a percent)	10.00%	10.00%
Positive impact on equity	kr 26,673	kr (2,667)
Translation exposure due to translation of foreign trade debt	28,806	14,817	15,701
Negative impact on profit after tax and equity of translation exposure	kr 2,881	kr 1,482	kr 1,570